Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Research and Development Expense			$ 23,285,279	$ 17,306,001	$ 5,799,076
Depreciation			39,351	36,898	$ 7,040
Short-term Investments			$ 0	$ 10,021,963
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			19.25%	20.00%	20.25%
Limitation Percentage Of Deduction For Net Operating Losses			80.00%
Scenario, Plan [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 577,671
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets			$ 3,049	$ 3,046	$ 3,122